Short-term debt and short-term debt from related parties (Tables)	9 Months Ended
Sep. 30, 2020
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties

Short-term debt and short-term debt from related parties

in € THOUS

	September 30,	December 31,
	2020	2019
Commercial paper program	260,961	999,732
Borrowings under lines of credit	46,010	143,875
Other	40	6,381
Short-term debt	307,011	1,149,988
Short-term debt from related parties (see note 3 c)	85,900	21,865
Short-term debt and short-term debt from related parties	392,911	1,171,853